Other Intangible Assets and Goodwill - Narrative (Details) - USD ($) $ in Millions	6 Months Ended
	Jun. 30, 2026	Jun. 30, 2025	Dec. 31, 2025
Disclosure of detailed information about intangible assets [line items]
Amortization	$ 25	$ 7
Goodwill	355		$ 355
Cost of Product
Disclosure of detailed information about intangible assets [line items]
Amortization	3
Research and Development Expense
Disclosure of detailed information about intangible assets [line items]
Amortization	$ 22	$ 7
ProfoundBio
Disclosure of detailed information about intangible assets [line items]
Goodwill			$ 355